Cash and Cash Equivalents - Summary of Cash and Cash Equivalents and Short Term Bank Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 4,168		$ 4,034
Short-term bank deposits	2,665		3,655
Money market funds, reverse repos and other cash equivalents	11,222		19,052
Total	$ 18,055	$ 26,741	$ 26,741	$ 20,312	$ 19,130